Long-term Debt (Tables)	12 Months Ended
Sep. 30, 2021
Long-term Debt
Schedule of compensation options activity

	Number	Weighted
	(000s)	average exercise price
Balance, September 30, 2020	130	C$	5.20
Exercised	(130)		5.20
Balance, September 30, 2021	—	C$	—

Schedule of lease liabilities

		Real
	Vehicles	estate	Total
Balance, September 30, 2020	$1,627	$3,640	$5,267
Additions during the period:
Acquisitions	109	1,603	1,712
Operations	1,385	2,560	3,945
Interest	163	388	551
Lease Terminations	—	(612)	(612)
Repayments	(870)	(2,228)	(3,098)
Balance, September 30, 2021	$2,414	$5,351	$7,765

Schedule of future payments of lease liabilities

	As at	As at
	September 30, 2021	September 30, 2020
Less than 1 year	$3,491	$2,394
Between 1 and 5 years	5,367	3,497
More than five years	38	70
Gross lease payments	8,896	5,961
Less: finance charges	(1,131)	(694)
Net lease liabilities	$7,765	$5,267

Convertible unsecured debentures
Long-term Debt
Schedule of borrowings

	Year Ended	Year Ended
	September 30, 2021	September 30, 2020
Beginning Balance	$12,930	$10,547
Conversion to common shares	(5,359)	—
Change in fair value	3,591	2,437
Change in foreign exchange rate	622	(54)
Ending Balance	$11,784	$12,930

Equipment loans
Long-term Debt
Schedule of borrowings

	Year Ended	Year Ended
	September 30, 2021	September 30, 2020
Beginning Balance	$4,750	$7,306
Additions:
Acquisitions	3,001	646
Operations	10,049	7,080
Interest expense	376	489
Repayments	(10,792)	(10,771)
Ending Balance	7,384	4,750
Current portion, less than 1 year	6,992	4,311
Long-term portion, due between 1 and 5 years	$392	$439

SBA loan
Long-term Debt
Schedule of borrowings

Year Ended
September 30, 2021
Beginning Balance	$—
Additions:
Acquisitions	119
Interest expense	5
Repayments	(3)
Ending Balance	$121